Accrued Expenses - Summary of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued Liabilities [Line Items]
Accrued payroll	$ 1,520	$ 1,325
Accrued expenses	696	577
Warranty reserve	181	181
Other accrued expenses	38	5
Total accrued expenses	$ 2,435	$ 2,088